Long-term Incentive Plans (Details 7) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Weighted average remaining contractual life, granted		5 years
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding, beginning	1,100,000	1,100,000	1,100,000
Number of options, Granted	2,200,000
Number of options, Expired	(1,100,000)
Number of options, outstanding, ending	2,200,000
Weighted average exercise price, Expired	$ (0.10)
Weighted average exercise price, outstanding, beginning	0.10
Weighted average exercise price, Granted	0.10		$ 1.50	$ 1.50
Weighted average exercise price, outstanding, ending	$ 0.10
Weighted average remaining contractual life, granted		10 months 28 days	1 year 10 months 28 days	2 years 10 months 28 days
Weighted average remaining contractual life, outstanding, ending	8 months 23 days